Note 17 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2013	$940,518
2014	697,226
2015	457,434
2016	420,589
2017	411,257
Thereafter	620,333
$3,547,357